Taxes recoverable (Tables)	12 Months Ended
Jun. 30, 2024
Tax Assets [Abstract]
Disclosure of taxes recoverable

	2024	2023

State VAT (“ICMS”) (i)	86,556	78,805
Brazilian federal contributions (ii)	280,854	239,815
Colombian federal contributions	35,610	21,284

Total	403,020	339,904

Current	103,792	57,001
Non-current	299,228	282,903
(i)Refers to the Brazilian value-added tax on sales and services. The Group’s ICMS relates mainly to the purchase of inputs and the Group has the benefit of a reduced ICMS tax rate.
(ii)Includes: a) credits arising from the Brazilian government’s taxes charged for the social integration program (PIS) and the social security program (COFINS), and Brazilian corporate income tax and social contributions. These credits, which are recognized as current assets, will be used by the Group to offset other Federal taxes; b) withholding and overpaid taxes which can be used to settle overdue or future payable federal taxes; c) withholding income tax on cash equivalents which can be used to offset taxes owed at the end of the calendar year, in case of taxable profit, or are carried forward in case of tax loss.